Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2016	2015
Generation	3 to 131	$10,553	$4,957
Transmission	28 to 77	2,799	1,603
Distribution	11 to 80	5,715	2,503
Gas transmission and distribution	10 to 85	2,895	-
General plant and other	3 to 50	1,711	932
Total cost		23,673	9,995
Less: Accumulated depreciation		(7,787)	(3,737)
		15,886	6,258
Construction work in progress		1,404	211
Net book value		$17,290	$6,469